Employee benefit liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Employee benefit liabilities [Abstract]
Schedule of Liabilities for Employee Benefits
Liabilities for employee benefits comprise:

	December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Defined benefit schemes (note 25)	1,905	1,486	593
Employee benefit	2,338	2,176	727
Accrual for annual leave	1,099	735	342
	5,342	4,397	1,662